Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying amount and fair value

	As at	As at	As at
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Carrying amount	2,005	1,929	1,909
Fair value	1,802	2,085	2,011

A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

			As at	As at
			Jun	Dec
			2022	2021
US Dollar million			Unaudited	Unaudited
Opening balance			25	28
Unwinding of the deferred compensation asset			1	2
Changes in estimates - fair value adjustments (1)			(7)	(3)
Translation			—	(2)
Closing balance (2)			19	25

(1) Included in the Income Statement in Foreign exchange and fair value adjustments
(2) Included in the Statement of Financial Position in Non-current Trade, other receivables and other assets

Sensitivity analysis
The table below illustrates the impact if the weighted number of ounces used in the weighted probability calculation increases or decreases over the period calculated on the fair value of the deferred compensation asset.

	Percentage change in number of ounces	Change in deferred compensation asset $m	Percentage change in number of ounces	Change in deferred compensation asset $m
	Jun 2022		Dec 2021
Effect of changes in assumptions
Increase in number of ounces	+10%	2	+10%	3
Decrease in number of ounces	-10%	(2)	-10%	(3)
The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

Disclosure of fair value of assets measured on a recurring basis
The following tables set out the group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy:

Types of instruments:

Securities
		Jun	2022			Jun	2021			Dec	2021
	Unaudited				Unaudited				Unaudited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value:
Other equity securities FVOCI	15			15	147			147	116			116
Other equity securities FVTPL (1)		3		3
Deferred compensation asset			19	19			26	26			25	25

(1) Included in equity securities - FVTPL are warrants to purchase common shares in PureGold Mining Inc. (“PureGold”). The fair value of the warrants were less than $1m as at 30 June 2021 and 31 December 2021.